33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Marketable securities (Note 7)	R$ 753	R$ 813
Restricted cash	12	91
Assets	49,926	59,855
LIABILITIES
Loans and financing (Note 22) - CDI	(14,777)	(14,772)
Loans and financing (Note 24) - TJLP	(7,913)	(23,394)
Liabilities	(34,035)	(43,916)
Net assets (liabilities) exposed	922	712
Interest rate risk [member]
LIABILITIES
Net assets (liabilities) exposed	5,846	R$ 4,821
Remote Scenario [Member]
ASSETS
CVA and Other financial components - SELIC	4,438
LIABILITIES
Net assets (liabilities) exposed	(1,523)
At Cost [Member] | Interest rate risk [member]
ASSETS
Cash equivalents (Note 6)	326
Marketable securities (Note 7)	753
Restricted cash	12
Assets	1,973
LIABILITIES
Liabilities	(4,017)
Net assets (liabilities) exposed	(2,044)
At Cost [Member] | Selic rate [member] | Interest rate risk [member]
ASSETS
CVA and Other financial components - SELIC	882
At Cost [Member] | CDI Rate[member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(3,773)
At Cost [Member] | TJLP [member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 24) - TJLP	(244)
At Cost [Member] | Probable Scenario [Member] | Interest rate risk [member]
ASSETS
Cash equivalents (Note 6)	331
Marketable securities (Note 7)	764
Restricted cash	12
Assets	2,002
At Cost [Member] | Probable Scenario [Member] | Selic rate [member] | Interest rate risk [member]
ASSETS
CVA and Other financial components - SELIC	895
LIABILITIES
Liabilities	(4,086)
Net assets (liabilities) exposed	(2,084)
Net effect of fluctuation in interest rates	(40)
At Cost [Member] | Probable Scenario [Member] | CDI Rate[member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(3,830)
At Cost [Member] | Probable Scenario [Member] | TJLP [member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 24) - TJLP	(256)
At Cost [Member] | Probable Scenario [Member] | Interest rate risk [member]
ASSETS
Cash equivalents (Note 6)	332
Marketable securities (Note 7)	767
Restricted cash	12
Assets	2,010
LIABILITIES
Liabilities	(4,103)
Net assets (liabilities) exposed	(2,093)
Net effect of fluctuation in interest rates	(49)
At Cost [Member] | Probable Scenario [Member] | Selic rate [member] | Interest rate risk [member]
ASSETS
CVA and Other financial components - SELIC	899
At Cost [Member] | Probable Scenario [Member] | CDI Rate[member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(3,844)
At Cost [Member] | Probable Scenario [Member] | TJLP [member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 24) - TJLP	(259)
At Cost [Member] | Remote Scenario [Member] | Interest rate risk [member]
ASSETS
Cash equivalents (Note 6)	333
Marketable securities (Note 7)	770
Restricted cash	12
Assets	2,017
At Cost [Member] | Remote Scenario [Member] | Selic rate [member] | Interest rate risk [member]
ASSETS
CVA and Other financial components - SELIC	902
LIABILITIES
Liabilities	(4,120)
Net assets (liabilities) exposed	(2,103)
Net effect of fluctuation in interest rates	(59)
At Cost [Member] | Remote Scenario [Member] | CDI Rate[member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 22) - CDI	(3,858)
At Cost [Member] | Remote Scenario [Member] | TJLP [member] | Interest rate risk [member]
LIABILITIES
Loans and financing (Note 24) - TJLP	R$ (262)